Schedule I - Condensed Statements of Operations (Parent Company) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2019
Revenues:
Other income	$ 949	[1]	$ 1,795	[1]	$ 4,214	$ 801
Investment Income, Net					2,976	4,539
Total revenues	200,325		165,505		672,888	462,266
Expenses:
General and administrative expenses	38,606		28,483		120,444	94,757
Other expense	191		0			363
Total operating expenses	319,413		192,135		765,595	645,465
Loss from operations	(119,088)		(26,630)		(92,707)	(183,199)
Change in fair value of warrants expense	(85,506)		2,237		80,328	2,909
Interest expense	1,175		7,815		35,990	23,155
Amortization of notes discount	13,660		5,712		21,118	15,913
(Gain) loss on derivative	0		(14,232)		(93,751)	138,561
Net loss	$ (48,417)		$ (28,162)		(136,392)	(363,737)
Parent Company [Member]
Revenues:
Other income					3,685	3,396
Investment Income, Net						46
Total revenues					3,685	3,442
Expenses:
General and administrative expenses					4,831	79
Other expense						363
Total operating expenses					4,831	442
Loss from operations					(1,146)	3,000
Change in fair value of warrants expense					80,328	2,909
Interest expense					35,556	23,155
Amortization of notes discount					21,118	15,913
(Gain) loss on derivative					(93,751)	138,561
Equity in net losses of consolidated subsidiaries					91,995	186,199
Net loss					$ (136,392)	$ (363,737)

[1]	In the first quarter of 2021, other income and investment income, net, were combined into a single line item for other income. Prior period balances have been revised to conform to the current period presentation.